LEASES - Operating Lease Right-of-Use Assets and Liabilities on the Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease right-of-use assets	$ 554	$ 421
Accrued liabilities	(135)	(93)
Operating lease liabilities	(432)	(333)
Total operating lease liabilities	$ (567)	$ (426)
Weighted-Average Remaining Lease Term (in years)	6 years 9 months 18 days	7 years
Weighted-Average Discount Rate	4.50%	3.90%
Operating lease, liability, current, statement of financial position, extensible enumeration	Accrued liabilities	Accrued liabilities